Capital Structure, Financial Risk and Related Items - Share Capital (Details)	Mar. 17, 2021 DKK (kr) shares	Jul. 17, 2019 DKK (kr)	Mar. 28, 2017 DKK (kr) shares	Dec. 31, 2020 Vote item kr / shares shares	Dec. 31, 2019 shares	Mar. 29, 2019 DKK (kr) shares	Mar. 17, 2016 DKK (kr) shares
Share Capital
Par value (in euros per share) | kr / shares				kr 1
Number Of Shares Authorised | shares				65,545,748
Number Of Votes | Vote				1
Number of shares issued | shares					3,277,500
Increase in authorized capital		kr 2,850,000
Additional Increase in authorized capital		427,500
Remaining amount of the authorization		kr 4,222,500
Warrants authorized to issue | shares			500,000
Capital increases in cash			kr 500,000
Warrants remain available for issue | item				269,582
Warrants remain available for reissue | item				51,938
Nominal value of shares repurchases			kr 500,000
Forecast
Share Capital
New shares issued on conversion of loan | shares	4,000,000
Time limit for conversion of debt to equity	5 years
First authorization
Share Capital
Warrants issued | item				346,337
Warrants reissued | item				17,759
Number of shares authorized to be repurchased | shares							500,000
Nominal value of shares repurchases							kr 500,000
Second authorization
Share Capital
Warrants issued | item				384,081
Warrants reissued | item				9,734
Number of shares authorized to be repurchased | shares						500,000
Nominal value of shares repurchases						kr 500,000
Maximum
Share Capital
Number Of Shares Authorised | shares				7,500,000
Number of shares issued | shares				2,000,000
Maximum | Forecast
Share Capital
Maximum amount of loans against bonds or other financial instruments	kr 3,000,000,000
Value of convertible loans	kr 4,000,000